Securities Available for Sale (Tables)	12 Months Ended
Dec. 31, 2012
Securities Available for Sale [Abstract]
Available-for-sale Securities [Table Text Block]

December 31, 2012
		Gross	Gross
		Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
(In Thousands)

Equity Securities-Financial Institutions	$1,097	$143	$-	$1,240

December 31, 2011
		Gross	Gross
		Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
(In Thousands)

Equity Securities-Financial Institutions	$1,097	$70	$122	$1,045

Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value [Table Text Block]

The unrealized losses, categorized by the length of time of continuous loss position, and fair value of related securities available for sale were as follows:

	Less than 12 Months		More than 12 Months		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Losses	Value	Losses	Value	Losses
(In Thousands)
December 31, 2012
Equity Securities-Financial Institutions	$—	$—	$—	$—	$—	$—

December 31, 2011
Equity Securities-Financial Institutions	$878	$122	$—	$—	$878	$122